Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Parenthetical) (Detail) $ in Thousands, $ in Thousands										12 Months Ended
	Dec. 09, 2022 MXN ($)	Nov. 07, 2022 MXN ($)	Mar. 18, 2022 USD ($)	Mar. 18, 2022 USD ($)	Sep. 03, 2020 USD ($)	Apr. 13, 2020 MXN ($)	Dec. 28, 2017 USD ($)	Feb. 15, 2016 USD ($)	Jan. 19, 2016 USD ($)	Dec. 31, 2022 USD ($)	Sep. 26, 2022 MXN ($)	Mar. 17, 2022 MXN ($)	May 15, 2020 MXN ($)	Feb. 28, 2009 USD ($)	Jun. 30, 2007 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan			$ 191,000	$ 191,000						$ 191,000	$ 2,757,588	$ 5,000,000
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan														$ 510,000
Interest rate														8.00%
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan									$ 95,500
Borrowings interest rate basis										The loan bears interest at LIBOR 1M plus 99 basis points.
Loan maturity period									5 years
Derivative financial instrument basis points									99.00%
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan								$ 95,500
Borrowings interest rate basis										The loan bears interest at LIBOR 1M plus 105 basis points.
Loan maturity period								5 years
Derivative financial instrument basis points								105.00%
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan							$ 40,000,000
Borrowings interest rate basis										The loan bears interest at LIBOR 1M plus 285 basis points for a period of 7 years from this disposition and semi-annual instalments
Loan maturity period							7 years
Derivative financial instrument basis points							285.00%
Disposition of Borrowings										$ 20,000
Unsecured Loan With GAP On April 13, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan						$ 1,000,000
Borrowings interest rate basis										interest rate 28 days TIIE variable plus 100 basis points.
Loan maturity period						15 months
Derivative financial instrument basis points						100.00%
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan					$ 60,000,000
Borrowings interest rate basis										The loan bears interest at LIBOR plus 310 basis points for a period of 5 years from this disposition and semi-annual instalments.
Loan maturity period					5 years
Derivative financial instrument basis points					310.00%
Disposition of Borrowings										$ 30,000,000
Unsecured Loan With GAP On November 07, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan		$ 1,500,000
Loan maturity period		6 months
Derivative financial instrument basis points		38.00%
Unsecured Loan With GAP On December 09, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan	$ 1,500,000
Loan maturity period	18 months
Derivative financial instrument basis points	38.00%
Fixed Rate Interest [Member] | Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan															$ 10,936,000
Borrowings interest rate basis										Interest is accrued at an interest rate of 14% per annum and semi-annual instalments.
Interest rate															14.00%
Fixed Rate Interest [Member] | Unsecured Loan With GAP On May 15, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan													$ 1,000,000
Borrowings interest rate basis										The loan bears interest at a fixed annual interest rate of 6.99%.
Interest rate													6.99%
Fixed Rate Interest [Member] | Unsecured Loan With GAP On March 18, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan			$ 95,500	$ 95,500
Borrowings interest rate basis										The loan bears interest at a fixed annual interest rate of 2.64%.
Interest rate			2.64%	2.64%
Loan maturity period			4 years
Fixed Rate Interest [Member] | Unsecured Loan With GAP On March 18, 2022 Annual Interest Rate Of 2.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan			$ 95,500	$ 95,500
Borrowings interest rate basis										The loan bears interest at a fixed annual interest rate of 2.45%.
Interest rate			2.45%	2.45%
Loan maturity period				4 years